Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	$ 670	$ 319	$ 445
Leasehold Improvements [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	36	35	60
Leasehold Improvements [Member] | At Cost [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	109	79
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	(73)	(44)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	634	284	$ 385
Plant and Equipment [Member] | At Cost [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	1,516	975
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	$ (882)	$ (691)